OPERATING REVENUES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 450,940,000	$ 484,037,000	$ 406,327,000
Capitalized voyage expense during the period	24,900,000	29,500,000
Capitalized contract cost, accumulated amortization	21,300,000	24,700,000	17,000,000
Capitalized fulfillment costs	3,600,000	4,900,000
Capitalized contract cost, amortization	4,900,000
Capitalized contract cost, impairment loss	0	0	0
Deferred charter revenue	22,840,000	29,153,000
Contract with customer, liability, revenue recognized	16,200,000
Allowance for credit loss	100,000
Total operating revenues	885,767,000	1,113,456,000	1,203,181,000
Other operating income (expenses), net - related party	0	(413,000)	$ (2,008,000)
Operating Lease Income Comprehensive Income Extensible List Not Disclosed Flag			operating leases
CCL
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 378,700,000
Supramax Vessels
Disaggregation of Revenue [Line Items]
Lease revenue			17,300,000
Demurrage
Disaggregation of Revenue [Line Items]
Revenues	24,500,000	29,300,000	$ 49,100,000
Ongoing Voyages
Disaggregation of Revenue [Line Items]
Deferred charter revenue	$ 5,300,000	16,200,000
Voyages In Progress
Disaggregation of Revenue [Line Items]
Capitalized contract cost, accumulated amortization		$ 3,200,000